Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Amortization of Intangible Assets	$ 25,704	$ 16,903	$ 10,860
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	26,000
Finite-Lived Intangible Assets, Gross	487,289
Finite-Lived Intangible Assets, Accumulated Amortization	62,027
Finite-Lived Intangible Assets, Amortization Expense, Year Two	26,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	26,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	26,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 26,000